RIGHT OF USE AND LEASE LIABILITIES - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the statement of profit or loss for the years ended December 31, 2021 and 2020
Financial expense on lease	R$ 210,669	R$ 229,544	R$ 134,579
Amortization of right of use	998,009	1,023,959
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	70,075	45,952
Sublease revenue	(30,026)	(27,079)
Short-term lease expenses and low-value assets	83,468	72,546
Benefits granted by lessor related to Covid-19	(80,037)	(58,700)
Other lease-related expenses	58,609	40,206
Impairment losses	(4,690)	(144,500)
Total	1,315,457	1,470,928
Amounts recognized in the financing activities in the cash flow statement
Lease payments (principal)	1,077,611	843,338	R$ 497,905
Values recognized in the operating cash flow statement
Lease payments (interest)	219,574	225,420
Variable lease payments, not included in the measurement of lease liabilities	70,787	33,835
Short-term and low-value assets leases payments	74,188	51,675
Other lease-related payments	95,824	82,150
Total	R$ 1,537,984	R$ 1,236,418